Description of the Plan - Common Stock Held by the Master Trust (Details) - EBP 004 - Common stock - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Number of Shares (in shares)	5,013,000	5,823,000
Cost Basis	$ 368,263	$ 289,536
Fair Value	$ 904,135	$ 838,435